Consolidated Statements of Financial Position - CAD ($) $ in Millions		Jan. 31, 2026	Jan. 31, 2025
Statement of financial position [abstract]
Cash and cash equivalents		$ 427.1	$ 180.7
Trade and other receivables		607.2	633.5
Income taxes and investment tax credits receivable		157.6	140.4
Other financial assets		60.7	82.1
Inventories		1,824.6	1,774.1
Other current assets		66.2	63.9
Assets classified as held for sale		126.1	292.7
Total current assets		3,269.5	3,167.4
Investment tax credits receivable		26.8	23.6
Other financial assets	[1]	62.9	26.6
Property, plant and equipment		1,816.8	1,938.8
Intangible assets		494.9	603.8
Right-of-use assets		212.2	182.8
Deferred income taxes		436.2	345.7
Other non-current assets		3.5	4.7
Total non-current assets		3,053.3	3,126.0
Total assets		6,322.8	6,293.4
Trade payables and accruals		1,515.2	1,223.8
Provisions		737.4	797.1
Other financial liabilities		73.4	86.2
Income tax payable		24.1	44.3
Deferred revenues		62.0	71.3
Current portion of long-term debt		49.2	53.8
Current portion of lease liabilities		55.1	47.1
Other current liabilities		26.7	7.6
Liabilities associated to assets classified as held for sale		26.8	83.2
Total current liabilities		2,569.9	2,414.4
Long-term debt		2,393.1	2,871.3
Lease liabilities		182.3	158.2
Provisions		120.7	147.3
Other financial liabilities		71.9	80.2
Deferred revenues		82.3	95.3
Employee future benefit liabilities		210.9	194.0
Deferred income taxes		34.4	58.8
Other non-current liabilities		46.6	27.1
Total non-current liabilities		3,142.2	3,632.2
Total liabilities		5,712.1	6,046.6
Equity		610.7	246.8
Total liabilities and equity		$ 6,322.8	$ 6,293.4

[1]	The non-current portion is mainly attributable to derivative financial instruments, restricted investments and other advances to suppliers.